Income Taxes (Tables)	12 Months Ended
Sep. 30, 2011
Income Taxes [Abstract]
Schedule Of Pretax Earnings From Continuing Operations

	2009	2010	2011
United States	$1,169	1,303	1,891
Non-U.S.	1,281	1,576	1,740
Total pretax earnings from continuing operations	$2,450	2,879	3,631

Schedule Of Principal Components Of Income Tax Expense

	2009	2010	2011
Current:
Federal	$230	496	503
State and local	25	33	37
Non-U.S.	313	413	477

Deferred:
Federal	149	(55)	149
State and local	9	(1)	3
Non-U.S.	(38)	(38)	(42)
Income tax expense	$688	848	1,127

Schedule Of Reconciliations Of U.S. Federal Statutory Tax Rate

	2009	2010	2011
Federal rate	35.0%	35.0%	35.0%
State and local taxes, net of federal tax benefit	0.9	0.7	0.7
Non-U.S. rate differential	(4.6)	(4.5)	(3.5)
Non-U.S. tax holidays	(2.0)	(2.2)	(1.0)
U.S. manufacturing deduction	(0.8)	(0.6)	(1.1)
Other	(0.4)	1.0	0.9
Effective income tax rate	28.1%	29.4%	31.0%

Schedule Of Unrecognized Tax Benefits

	2010	2011
Beginning balance, at October 1	$159	170
Additions for current year tax positions	48	13
Additions for prior year tax positions	20	27
Reduction for prior year tax positions	(34)	(22)
Reduction for settlements with tax authorities	(10)	(7)
Reduction for expirations of statue of limitations	(13)	(19)
Ending balance, at September 30	$170	162

Schedule Of Deferred Income Tax Assets And Liabilities

	2010	2011
Deferred tax assets:
Net operating losses and tax credits	$281	242
Accrued liabilities	225	219
Postretirement and postemployment benefits	153	137
Employee compensation and benefits	225	176
Pensions	143	196
Other	137	176
Total	1,164	1,146

Valuation allowances	(105)	(107)

Deferred tax liabilities:
Intangibles	(918)	(890)
Property, plant and equipment	(265)	(284)
Other	(136)	(133)
Total	(1,319)	(1,307)

Net deferred income tax asset (liability)	$(260)	(268)